Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2014 and December 31, 2013, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2014
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$44,006	$-	$44,006
Obligations of states and political subdivisions	-	42,422	-	42,422
Mortgage-backed securities	-	110,443	-	110,443
Equity securities	208	-	-	208

Total securities available for sale:	$208	$196,871	$-	$197,079

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$503	$503

	December 31, 2013
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$48,446	$-	$48,446
Obligations of states and political subdivisions	-	60,414	-	60,414
Mortgage-backed securities	-	90,900	-	90,900
Equity securities	195	-	-	195

Total securities available for sale:	$195	$199,760	$-	$199,955

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$372	$372
Mortgage servicing rights	$-	$-	$1	$1